CONVERTIBLE NOTES (Tables)	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Schedule of convertible debt

	September 30, 2021	December 31, 2020
8% Unsecured Convertible Notes (Curiosity)	$278,000	$–
8% - 12% Convertible Promissory Notes (Bridge Notes)	–	373,587
10% Unsecured Convertible Redeemable Notes – Variable Conversion Price	–	265,000
10% Senior Secured Convertible Note with Original Issuance Discount (L1 Capital Global Master Fund or “L1”)	4,400,000	–
10% Secured Convertible Notes with Original Issuance Discounts (OID Notes)	75,000	153,250
12% Senior Secured Convertible Notes (Newbridge)	–	52,572
12% Senior Secured Convertible Notes (Original TDH Notes)	–	882,175
12% Senior Secured Convertible Notes (TDH Secured Notes)	359,056	1,645,393
12% Senior Secured Convertible Notes (Additional Secured Notes)	68,221	260,315
Loan discounts	(1,988,089)	(385,266)
Total convertible notes, net	3,192,188	3,247,026
Less: current portion of convertible notes, net	(1,879,853)	(2,349,677)
Convertible notes, net	$1,312,335	$897,349

Schedule of future debt maturity payments

2021	$721,308
2022	$4,215,130
2023	$167,792
2024	$76,047
2025 and thereafter	$–
$5,180,277